Subsequent Events (Details) - Subsequent Events [Member] - USD ($)	1 Months Ended
	Sep. 30, 2020	Jun. 15, 2020	May 31, 2020	Feb. 02, 2020
Subsequent Events (Textual)
Land lease agreement, description			BIA agreed to release 129,000 m3 of the Phase I capacity, amounting to approximately one third of the total Phase I capacity, back to BPGIC. BPGIC leased this capacity to, Totsa Total Oil Trading SA (the “Super Major”), for a 6 month period (the “Super Major Agreement”) subject to renewal for an additional 6 month period with the mutual agreement of the parties. On expiration of the agreement, BPGIC has to return back 129,000 m3 to BIA.	Lease an additional plot of land that has a total area of approximately 450,000 m2 (the "Phase III Land").
Loans agreement, description		The term loan facilities (1) and (2) on 15 June 2020. Loans (1) and (2) are now payable in 46 and 16 instalments, respectively, with the first installment starting from 30 June 2020 with final maturity in 30 July 2030 and 31 July 2023, respectively. The loan 1 carries interest at 6 months EIBOR + 4% (minimum 5%) and to be further enhanced to 6 month EIBOR + 4.5% (minimum 5%) from January 2021 as compared to interest at 3 month EIBOR + 3% previously, and, the loan 2 carries interest at 3 months EIBOR + 4% (minimum 5%) and to be further enhanced to 3 month EIBOR + 4.5% (minimum 5%) as compared to interest at 3 month EIBOR + 3% previously The Group has to pay USD 8.8 million for term loan (1) and (2) in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000. All securities and covenants under the original agreements remain in effect under the amended agreement except debt service reserve account (DSRA) balance to be maintained from 31 October 2020 and debt service coverage ratio (DSCR) to be commenced from 31 December 2020. Under this agreement, term loans (1) and (2) are also secured by assignment of the proceeds from operation of the tanks of phase 1 and 2.
Amount of bonds issued	$ 200,000,000
Face value per bond	$ 1
Repayment of bond, description	The semi-annual bond repayment of USD 7 million will start from November 2021 until May 2025, with one final bullet repayment of USD 144 million in November 2025. These bonds carry interest at a rate of 8.5% per annum payable semi-annually. The proceeds from the bond issue were used to fund capital projects and settle the Group's outstanding term loans with the remaining balance (if any) to be used to fund working capital requirements. The proceeds of the bonds were drawn down on 13 November 2020 and the outstanding term loan fully settled.
Issue price per bond	$ 0.95